UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2013

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Value Opportunities Fund, Inc. (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$831,266,288
Total Investments (Cost - $727,391,237) – 100.1%	831,266,288
Liabilities in Excess of Other Assets – (0.1)%	(1,073,291)
Net Assets – 100.0%	$830,192,997

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Fund of the Master LLC was $831,266,288 and 99.4%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2012, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2012	1

Schedule of Investments June 30, 2012 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.8%
Curtiss-Wright Corp.	131,300	$4,076,865
Esterline Technologies Corp. (a)	125,100	7,799,985
The KEYW Holding Corp. (a)	380,600	3,821,224
Moog, Inc., Class A (a)(b)	186,400	7,707,640
Orbital Sciences Corp. (a)	504,400	6,516,848
Spirit AeroSystems Holdings, Inc., Class A (a)	429,000	10,223,070
		40,145,632
Automobiles — 0.4%
Thor Industries, Inc.	124,800	3,420,768
Beverages — 0.7%
Cott Corp. (a)	683,200	5,609,072
Biotechnology — 0.6%
MannKind Corp. (a)(b)	979,300	2,242,597
Pacific Biosciences of California, Inc. (a)	434,300	942,431
XOMA Corp. (a)(b)	523,200	1,569,600
		4,754,628
Capital Markets — 0.3%
Investment Technology Group, Inc. (a)	313,500	2,884,200
Chemicals — 2.3%
Ferro Corp. (a)	249,800	1,199,040
Huntsman Corp.	319,900	4,139,506
OM Group, Inc. (a)(b)	131,100	2,490,900
Rockwood Holdings, Inc. (a)	213,500	9,468,725
Spartech Corp. (a)	315,400	1,630,618
		18,928,789
Commercial Banks — 8.6%
Banner Corp.	146,599	3,211,984
BBCN Bancorp, Inc. (a)	542,100	5,903,469
Boston Private Financial Holdings, Inc.	534,476	4,772,871
Columbia Banking System, Inc.	44,200	831,844
F.N.B. Corp.	198,200	2,154,434
First Financial Bankshares, Inc.	58,150	2,009,664
Glacier Bancorp, Inc.	478,300	7,408,867
National Penn Bancshares, Inc.	812,000	7,770,840
Old National Bancorp	362,100	4,348,821
Pinnacle Financial Partners, Inc. (a)(b)	334,000	6,516,340
PrivateBancorp, Inc.	396,400	5,850,864
Susquehanna Bancshares, Inc.	694,600	7,154,380
UMB Financial Corp.	123,800	6,342,274
Umpqua Holdings Corp.	578,700	7,615,692
		71,892,344
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. (a)	294,600	3,046,164
EnerNOC, Inc. (a)	148,684	1,076,472
		4,122,636

Common Stocks	Shares	Value
Communications Equipment — 2.3%
Arris Group, Inc. (a)(b)	743,400	$10,340,694
Finisar Corp. (a)(b)	58,900	881,144
Harmonic, Inc. (a)	818,800	3,488,088
Polycom, Inc. (a)	402,400	4,233,248
		18,943,174
Computers & Peripherals — 1.5%
NCR Corp. (a)	337,400	7,669,102
QLogic Corp. (a)	336,100	4,601,209
		12,270,311
Construction & Engineering — 0.7%
KBR, Inc.	221,200	5,465,852
Containers & Packaging — 0.7%
Packaging Corp. of America	71,600	2,021,984
Rock-Tenn Co., Class A	70,180	3,828,319
		5,850,303
Electric Utilities — 1.9%
Allete, Inc.	185,300	7,745,540
El Paso Electric Co.	93,823	3,111,171
Hawaiian Electric Industries, Inc.	176,000	5,019,520
		15,876,231
Electronic Equipment, Instruments & Components — 2.2%
Checkpoint Systems, Inc. (a)(b)	191,800	1,670,578
Ingram Micro, Inc., Class A (a)	390,100	6,815,047
Rofin-Sinar Technologies, Inc. (a)(b)	216,100	4,090,773
ScanSource, Inc. (a)(b)	198,200	6,072,848
		18,649,246
Energy Equipment & Services — 1.4%
Oil States International, Inc. (a)	55,900	3,700,580
Pioneer Drilling Co. (a)	466,057	3,714,474
Tetra Technologies, Inc. (a)(b)	552,300	3,937,899
		11,352,953
Food & Staples Retailing — 0.1%
The Fresh Market, Inc. (a)	12,000	643,560
Gas Utilities — 0.8%
Southwest Gas Corp.	157,200	6,861,780
Health Care Equipment & Supplies — 5.3%
CONMED Corp.	174,100	4,817,347
Hansen Medical, Inc. (a)(b)	1,399,500	3,176,865
Invacare Corp.	487,800	7,526,754
NuVasive, Inc. (a)	529,400	13,425,584
OraSure Technologies, Inc. (a)	549,012	6,170,895
Wright Medical Group, Inc. (a)(b)	419,200	8,949,920
		44,067,365
Health Care Providers & Services — 7.0%
Brookdale Senior Living, Inc. (a)(b)	486,167	8,624,603
Coventry Health Care, Inc.	439,500	13,971,705
Gentiva Health Services, Inc. (a)(b)	796,296	5,518,331
Health Net, Inc. (a)	162,776	3,950,573

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2012	1

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Healthways, Inc. (a)(b)	696,500	$5,558,070
Kindred Healthcare, Inc. (a)(b)	697,833	6,859,698
LCA-Vision, Inc. (a)	697,600	2,999,680
Tenet Healthcare Corp. (a)	2,144,086	11,235,011
		58,717,671
Hotels, Restaurants & Leisure — 2.2%
Gaylord Entertainment Co. (a)(b)	214,600	8,274,976
Papa John’s International, Inc. (a)	136,889	6,511,810
Ruby Tuesday, Inc. (a)(b)	582,000	3,963,420
		18,750,206
Household Durables — 1.9%
KB Home (b)	416,500	4,081,700
MDC Holdings, Inc.	94,339	3,082,055
Skullcandy, Inc. (a)(b)	255,500	3,615,325
SodaStream International Ltd. (a)	134,100	5,494,077
		16,273,157
Insurance — 0.9%
National Financial Partners Corp. (a)	193,700	2,595,580
Selective Insurance Group, Inc.	285,300	4,967,073
		7,562,653
Internet & Catalog Retail — 0.1%
CafePress, Inc. (a)	58,039	863,620
Internet Software & Services — 0.2%
Monster Worldwide, Inc. (a)(b)	147,500	1,253,750
IT Services — 1.4%
Acxiom Corp. (a)	448,800	6,781,368
Convergys Corp.	340,200	5,024,754
		11,806,122
Leisure Equipment & Products — 0.3%
Leapfrog Enterprises, Inc. (a)	274,430	2,815,652
Life Sciences Tools & Services — 1.2%
Affymetrix, Inc. (a)(b)	2,130,394	9,991,548
Machinery — 8.0%
AGCO Corp. (a)	177,000	8,094,210
Altra Holdings, Inc.	495,378	7,817,065
Briggs & Stratton Corp.	407,600	7,128,924
CIRCOR International, Inc.	171,900	5,860,071
EnPro Industries, Inc. (a)(b)	238,300	8,905,271
IDEX Corp.	232,400	9,058,952
Kennametal, Inc.	148,300	4,916,145
RBC Bearings, Inc. (a)(b)	187,700	8,878,210
Robbins & Myers, Inc.	66,700	2,789,394
Terex Corp. (a)	216,100	3,853,063
		67,301,305
Metals & Mining — 1.1%
Carpenter Technology Corp.	189,800	9,080,032

Common Stocks	Shares	Value
Multi-Utilities — 1.1%
NorthWestern Corp.	254,600	$9,343,820
Multiline Retail — 1.4%
Big Lots, Inc. (a)	137,700	5,616,783
Fred’s, Inc., Class A	376,814	5,761,486
		11,378,269
Oil, Gas & Consumable Fuels — 6.0%
Africa Oil Corp. (a)	1,004,200	7,732,962
Bill Barrett Corp. (a)(b)	157,800	3,380,076
Cabot Oil & Gas Corp.	115,998	4,570,321
Carrizo Oil & Gas, Inc. (a)(b)	286,200	6,728,562
Gastar Exploration Ltd. (a)(b)	1,416,643	2,734,121
Goodrich Petroleum Corp. (a)(b)	256,300	3,552,318
Oasis Petroleum, Inc. (a)	316,824	7,660,804
SM Energy Co.	219,100	10,760,001
Whiting Petroleum Corp. (a)	82,000	3,371,840
		50,491,005
Paper & Forest Products — 1.1%
Schweitzer-Mauduit International, Inc.	73,920	5,036,909
Wausau Paper Corp.	391,400	3,808,322
		8,845,231
Pharmaceuticals — 0.1%
K-V Pharmaceutical Co., Class A (a)(b)	1,570,100	847,854
Professional Services — 1.2%
Kelly Services, Inc., Class A	306,600	3,958,206
Kforce, Inc. (a)	373,000	5,020,580
Resources Connection, Inc.	68,200	838,860
		9,817,646
Real Estate Investment Trusts (REITs) — 8.7%
Acadia Realty Trust (b)	418,000	9,689,240
BioMed Realty Trust, Inc.	337,100	6,297,028
CommonWealth REIT	249,475	4,769,962
Corporate Office Properties Trust (b)	191,300	4,497,463
Cousins Properties, Inc.	975,767	7,562,194
Dupont Fabros Technology, Inc. (b)	540,700	15,442,392
Kilroy Realty Corp.	104,500	5,058,845
Lexington Corporate Properties Trust (b)	785,867	6,656,294
Omega Healthcare Investors, Inc. (b)	374,500	8,426,250
Rouse Properties, Inc. (b)	314,200	4,257,410
		72,657,078
Road & Rail — 1.2%
Marten Transport Ltd.	270,248	5,745,472
Vitran Corp., Inc. (a)	784,021	4,704,126
		10,449,598
Semiconductors & Semiconductor Equipment — 2.7%
Cymer, Inc. (a)(b)	80,200	4,727,790

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2012	2

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
DSP Group, Inc. (a)	816,137	$5,174,309
MKS Instruments, Inc.	61,600	1,782,088
PMC-Sierra, Inc. (a)	939,400	5,767,916
Standard Microsystems Corp. (a)	43,800	1,615,782
Teradyne, Inc. (a)	254,100	3,572,646
		22,640,531
Software — 2.5%
Bottomline Technologies, Inc. (a)(b)	286,597	5,173,076
Compuware Corp. (a)	698,200	6,486,278
Progress Software Corp. (a)(b)	183,300	3,825,471
Take-Two Interactive Software, Inc. (a)	587,800	5,560,588
		21,045,413
Specialty Retail — 5.5%
Ascena Retail Group, Inc. (a)	438,930	8,172,877
Chico’s FAS, Inc.	205,000	3,042,200
The Children’s Place Retail Stores, Inc. (a)(b)	115,800	5,770,314
Collective Brands, Inc. (a)	42,926	919,475
Express, Inc. (a)(b)	507,300	9,217,641
Genesco, Inc. (a)	102,300	6,153,345
The Men’s Wearhouse, Inc.	288,187	8,109,582
Penske Automotive Group, Inc.	191,100	4,058,964
Tilly’s, Inc. Class A (a)	51,500	826,575
		46,270,973
Textiles, Apparel & Luxury Goods — 1.9%
G-III Apparel Group Ltd. (a)	191,192	4,529,338
The Jones Group, Inc.	490,216	4,686,465
Perry Ellis International, Inc. (a)(b)	134,648	2,793,946
The Warnaco Group, Inc. (a)	89,800	3,823,684
		15,833,433
Thrifts & Mortgage Finance — 0.6%
Provident Financial Services, Inc.	330,800	5,077,780
Trading Companies & Distributors — 0.1%
Air Lease Corp. (a)	59,000	1,144,010
Total Common Stocks – 93.5%		781,997,201

Warrants (c)
Biotechnology — 0.0%
MannKind Corp. (Issued/Exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	220,500	110,250

Warrants (c)	Shares	Value
Biotechnology (concluded)
XOMA Corp. (Issued/Exercisable 3/06/12, 0.5 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	202,350	$125,457
Total Warrants – 0.0%		235,707
Total Long-Term Investments (Cost – $678,782,566) – 93.5%		782,232,908

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(e)	52,973,200	52,973,200

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.26% (d)(e)(f)	$119,841	119,840,947
Total Short-Term Securities (Cost – $172,814,147) – 20.7%		172,814,147
Total Investments (Cost - $851,596,713*) – 114.2%		955,047,055
Liabilities in Excess of Other Assets – (14.2)%		(118,621,644)
Net Assets – 100.0%		$836,425,411

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$864,762,335
Gross unrealized appreciation	$162,818,377
Gross unrealized depreciation	(72,533,657)
Net unrealized appreciation	$90,284,720

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)

Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2012	3

Schedule of Investments (continued)	Master Value Opportunities LLC

(d)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at March 31, 2012	Net Activity	Shares/ Beneficial Interest Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,877,033	40,096,167	52,973,200	$10,298
BlackRock Liquidity Series, LLC Money Market Series	$157,155,871	$(37,314,924)	$119,840,947	$178,217

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
USD	US Dollar

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	99,000	USD	95,829	Deutsche Bank AG	7/03/12	$1,412
CAD	128,000	USD	123,885	Deutsche Bank AG	7/03/12	1,839
Total						$3,251

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2012	4

Schedule of Investments (continued)	Master Value Opportunities LLC

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following tables summarize the Master LLC’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common stocks[1]	$781,997,201	—	—	$781,997,201
Warrants	110,250	$125,457	—	235,707
Short-Term Securities	52,973,200	119,840,947	—	172,814,147
Total	$835,080,651	$119,966,404	—	$955,047,055

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$3,251	—	$3,251

[2]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2012	5

Schedule of Investments (concluded)	Master Value Opportunities LLC

Certain of the Master LLC’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign Currency	$228	—	—	$228
Liabilities:
Bank Overdraft	—	$(372,281)	—	(372,281)
Collateral on Securities loaned at value	—	(119,840,947)	—	(119,840,947)
Total	$228	$(120,213,228)	—	$(120,213,000)

There were no transfers between levels during the period ended June 30, 2012.

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: August 24, 2012